Depreciation and Amortization (Tables)	12 Months Ended
Dec. 31, 2013
Depreciation and Amortization [Abstract]
Schedule of Depreciation of Property, Plant and Equipment and Amortization of Intangible Asset
Depreciation of property, plant and equipment and amortization of intangible asset is included in the following captions:

	December 31, 2013		December 31, 2012	December 31, 2011
	RMB	US$	RMB	RMB
Cost of goods sold	41,771	6,900	41,918	36,988
Selling expenses	33	5	59	53
Administrative expenses	6,357	1,051	6,732	6,742

	48,161	7,956	48,709	43,783